Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 28, 2018
Sextant Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital preservation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31.28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.28%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The adviser has committed through March 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.60%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the ending of the Distribution (12b-1) Fees effective June 2, 2017, as approved by the Board of Trustees on March 14, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	When you buy shares through a financial intermediary, that intermediary may charge a transaction fee or commission which is not reflected in the expenses table or example. Purchases and redemptions of Fund shares will be made at the daily net asset value established by the Fund (before imposition of a commission).
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in short-term bonds, including corporate and government bonds. Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years. The Fund invests at least 65% of net assets in bonds rated within the three highest grades (Aaa, Aa, or A); and may not invest in a bond rated at the time of purchase below the fourth-highest grade (Baa).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes.

		Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2 2009	2.79%
Worst Quarter	Q3 2008	-0.90%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

		In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2017
Sextant Short-Term Bond Fund | Sextant Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Shareowner Fees	rr_ShareholderFeeOther	none
Management Fees (vary with performance)	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
1 year	rr_ExpenseExampleYear01	$ 90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	$ 1,084
2008	rr_AnnualReturn2008	1.88%
2009	rr_AnnualReturn2009	6.43%
2010	rr_AnnualReturn2010	3.40%
2011	rr_AnnualReturn2011	1.95%
2012	rr_AnnualReturn2012	0.86%
2013	rr_AnnualReturn2013	0.22%
2014	rr_AnnualReturn2014	0.94%
2015	rr_AnnualReturn2015	1.07%
2016	rr_AnnualReturn2016	1.47%
2017	rr_AnnualReturn2017	0.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.90%)
1 Year	rr_AverageAnnualReturnYear01	0.49%
5 Year	rr_AverageAnnualReturnYear05	0.84%
10 Year	rr_AverageAnnualReturnYear10	1.86%
Sextant Short-Term Bond Fund | Return after taxes on distributions | Sextant Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
5 Year	rr_AverageAnnualReturnYear05	0.34%
10 Year	rr_AverageAnnualReturnYear10	1.16%
Sextant Short-Term Bond Fund | Return after taxes on distributions and sale of Fund shares | Sextant Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
5 Year	rr_AverageAnnualReturnYear05	0.40%
10 Year	rr_AverageAnnualReturnYear10	1.11%
Sextant Short-Term Bond Fund | Citi Government/Corporate 1-3 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.80%
5 Year	rr_AverageAnnualReturnYear05	0.80%
10 Year	rr_AverageAnnualReturnYear10	1.83%

[1]	Restated to reflect the ending of the Distribution (12b-1) Fees effective June 2, 2017, as approved by the Board of Trustees on March 14, 2017.